Taxation - Schedule of Income Tax Provision (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current income tax expense:
Total current income tax expense			$ 163,556	$ 225,958
True up adjustments for income tax expense for prior years	[1]		163,556
Deferred income tax (benefit)/expense:
Total deferred income tax (benefit)/expense		(270,502)	(249,892)	51,780
Total income tax (benefit)/expense		(270,502)	(86,336)	277,738
PRC [Member]
Current income tax expense:
Total current income tax expense				99,674
Deferred income tax (benefit)/expense:
Total deferred income tax (benefit)/expense		(114,666)	(203,986)	51,780
Hong Kong [Member]
Current income tax expense:
Total current income tax expense				126,284
Deferred income tax (benefit)/expense:
Total deferred income tax (benefit)/expense		(146,899)	(45,906)
Serbia [Member]
Current income tax expense:
Total current income tax expense
Deferred income tax (benefit)/expense:
Total deferred income tax (benefit)/expense		$ (8,937)

[1]	True up adjustment for income tax expense for prior years is related to changes in estimates to IPO expenses claimed to Hong Kong tax authorities for prior periods.